Note 14 - Subsequent Events (Details Textual)			1 Months Ended				9 Months Ended		12 Months Ended
	May 03, 2019 USD ($) shares	Oct. 11, 2018	Aug. 31, 2019 USD ($)	May 31, 2019 USD ($) shares	Apr. 30, 2019 USD ($)	Jan. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Jan. 31, 2017 USD ($)	Nov. 24, 2015
Proceeds from issuance of convertible promissory notes - related party							$ 4,846,000	$ 3,000,000	$ 4,500,000	$ 0
Restricted Cash, Total							$ 253,000	$ 55,000
Proceeds from Notes Payable, Total				$ 3,200,000
Stockholders' Equity Note, Stock Split, Conversion Ratio		0.0359
Debt Conversion, Converted Instrument, Shares Issued | shares				367,041
Majority Investors [Member]
Debt Instrument, Interest Rate, Stated Percentage							8.00%		8.00%
Majority Investors [Member] | Second Note to Fund the Company's Operations [Member]
Proceeds from Notes Payable, Total			$ 500,000	$ 5,000,000
Oxford Finance, LLC [Member] | Term Loans [Member]
Debt Instrument, Periodic Payment Terms, Increase (Decrease) in Balloon Payment to be Paid														$ 200,000	$ 100,000
Debt Instrument, Interest Rate, Stated Percentage																7.06%
Oxford Finance, LLC [Member] | Term Loans [Member] | Domain [Member]
Proceeds from Noncontrolling Interests						$ 20,000,000
Restricted Cash, Total						200,000
Debt Instrument, Periodic Payment Terms, Increase (Decrease) in Balloon Payment to be Paid						$ 50,000						$ 20,000
Subsequent Event [Member]
Merger Agreement, Percentage Ownership in Combined Company, Acquirer	86.00%
Merger Agreement, Percentage Ownership in Combined Company, Acquiree	14.00%
Subsequent Event [Member] | Conversion of Notes into Series B Convertible Preferred Stock [Member]
Debt Conversion, Original Debt, Amount, Principal	$ 3,000,000
Debt Conversion, Original Debt, Amount, Cumulative Accrued Interest	$ 203,000
Subsequent Event [Member] | Conversion of Notes into Series B Convertible Preferred Stock [Member] | Series B Convertible Preferred Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares	10,223,996
Subsequent Event [Member] | Majority Investors [Member] | First Note to Fund the Company's Operations [Member]
Proceeds from Notes Payable, Total					$ 2,000,000
Debt Instrument, Maturity Date					Apr. 26, 2020
Subsequent Event [Member] | Majority Investors [Member] | Second Note to Fund the Company's Operations [Member]
Proceeds from Notes Payable, Total				$ 500,000
Debt Instrument, Maturity Date				May 29, 2020
Subsequent Event [Member] | Majority Investors [Member] | Notes to Fund the Company's Operations [Member]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Subsequent Event [Member] | Oxford Finance, LLC [Member] | Term Loans [Member]
Debt Instrument, Periodic Payment Terms, Increase (Decrease) in Balloon Payment to be Paid											$ 30,000
Subsequent Event [Member] | Oxford Finance, LLC [Member] | Term Loans [Member] | Domain [Member]
Debt Instrument, Increase of Interest-Only Periodic Payments Upon Delivery of Executed Term Sheet						60 days
Debt Instrument, Increase of Periodic Payments Upon Delivery of Executed Term Sheet						240 days
Proceeds from Noncontrolling Interests						$ 20,000,000
Restricted Cash, Total													$ 200,000
Debt Instrument, Periodic Payment Terms, Increase (Decrease) in Balloon Payment to be Paid						$ 50,000